RESTRICTED CASH AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
RESTRICTED CASH AND SHORT-TERM INVESTMENTS [Abstract]
RESTRICTED CASH AND SHORT-TERM INVESTMENTS
16. RESTRICTED CASH AND SHORT-TERM INVESTMENTS

Our short-term restricted cash and investment balances in respect of our debt and lease obligations are as follows:

(in thousands of $)	2013	2012
Total security lease deposits for lease obligations	5,639	5,398
Restricted cash relating to the Golar Freeze facility (see note 20)	8,832	8,994
Restricted cash relating to the Mazo facility (see note 20)	—	11,034
Restricted cash relating to the NR Satu facility (see note 20)	9,980	5,474
	24,451	30,900

Restricted cash does not include minimum consolidated cash balances of $25 million required to be maintained as part of the financial covenants in some of our loan facilities, as these amounts are included in "Cash and cash equivalents" (see note 20).

As of December 31, 2013 and 2012, the value of deposits used to obtain letters of credit to secure the obligations for the lease arrangements described in note 21 was $151.4 million and $195.9 million, respectively. These security deposits are referred to in these financial statements as restricted cash. The Methane Princess Lease security deposit earns interest based upon GBP LIBOR.

Our restricted cash balances in respect of our lease obligations are as follows:

(in thousands of $)	2013	2012
Methane Princess Lease security deposits	151,364	150,913
Golar Grand Lease security deposits	—	45,008
Total security deposits for lease obligations	151,364	195,921
Included in short-term restricted cash and short-term investments	(5,639)	(5,398)
Long-term restricted cash	145,725	190,523